CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other receivables, allowance for credit losses	$ 0	$ 56
Common stock, par value (in dollars per share)	$ 0.001	$ 0.0001
Common stock, shares authorized	50,000,000	80,000,000
Common stock, shares issued	32,338,302	32,338,302
Treasury stock, shares	2,167,600	2,167,600
Unrelated parties
Accounts and notes receivable, allowance for credit losses	$ 7,203	$ 11,783
Advance payments and others - allowance for credit losses	79	34
Related parties
Accounts and notes receivable, allowance for credit losses	$ 973	$ 1,463